BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
Cash	$ 67,000	$ 27,000	$ 21,000
Uncertain tax positions		$ 0	$ 0